Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Segment Information
Schedule of Total Revenues from Segment

Revenues from Outside Customers

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,475,588	1,522,457	1,730,818
Power Systems	737,560	805,007	777,833
Social Infrastructure & Industrial Systems	932,299	1,044,208	1,077,548
Electronic Systems & Equipment	942,305	868,449	830,080
Construction Machinery	746,166	578,129	717,251
High Functional Materials & Components	1,329,234	1,176,292	1,467,934
Automotive Systems	733,910	633,399	667,094
Components & Devices	743,980	690,062	904,944
Digital Media & Consumer Products	882,834	863,091	1,006,017
Financial Services	325,341	327,072	324,540
Others	465,871	457,315	491,642

Subtotal	9,315,088	8,965,481	9,995,701
Corporate items	719	3,065	4,668

Total	9,315,807	8,968,546	10,000,369

Revenues from Intersegment Transactions

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	176,452	183,130	214,533
Power Systems	75,647	77,128	84,556
Social Infrastructure & Industrial Systems	224,637	206,017	256,698
Electronic Systems & Equipment	137,050	130,183	153,741
Construction Machinery	5,221	5,507	7,438
High Functional Materials & Components	78,919	73,035	93,111
Automotive Systems	3,991	5,429	14,656
Components & Devices	65,872	64,827	73,353
Digital Media & Consumer Products	68,762	66,167	97,843
Financial Services	47,640	92,578	76,777
Others	301,592	306,350	339,192

Subtotal	1,185,783	1,210,351	1,411,898
Eliminations and Corporate items	(1,185,783)	(1,210,351)	(1,411,898)

Total	—	—	—

Total Revenues

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,652,040	1,705,587	1,945,351
Power Systems	813,207	882,135	862,389
Social Infrastructure & Industrial Systems	1,156,936	1,250,225	1,334,246
Electronic Systems & Equipment	1,079,355	998,632	983,821
Construction Machinery	751,387	583,636	724,689
High Functional Materials & Components	1,408,153	1,249,327	1,561,045
Automotive Systems	737,901	638,828	681,750
Components & Devices	809,852	754,889	978,297
Digital Media & Consumer Products	951,596	929,258	1,103,860
Financial Services	372,981	419,650	401,317
Others	767,463	763,665	830,834

Subtotal	10,500,871	10,175,832	11,407,599
Eliminations and Corporate items	(1,185,064)	(1,207,286)	(1,407,230)

Total	9,315,807	8,968,546	10,000,369

Schedule of Segment Profit (Loss)

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	98,641	94,592	138,452
Power Systems	22,022	22,075	3,485
Social Infrastructure & Industrial Systems	39,952	42,086	34,406
Electronic Systems & Equipment	37,284	(5,218)	25,755
Construction Machinery	49,192	17,649	51,337
High Functional Materials & Components	84,506	44,412	25,257
Automotive Systems	23,791	(5,486)	(60,507)
Components & Devices	43,652	1,149	5,799
Digital Media & Consumer Products	14,949	(7,206)	(110,548)
Financial Services	14,255	8,518	6,660
Others	28,930	19,423	24,515

Subtotal	457,174	231,994	144,611
Eliminations and Corporate items	(12,666)	(29,835)	(17,465)

Total Segment profit	444,508	202,159	127,146

Impairment losses for long-lived assets	(35,170)	(25,196)	(128,400)
Restructuring charges	(5,757)	(25,154)	(22,927)
Interest income	13,267	12,017	19,177
Dividends income	4,240	5,799	8,544
Gains on sales of stock by subsidiaries or affiliated companies	—	183	360
Other income	69,730	186	5,203
Interest charges	(24,878)	(26,252)	(33,809)
Other deductions	(13,597)	(21,976)	(102,960)
Equity in net loss of affiliated companies	(20,142)	(58,186)	(162,205)

Income (loss) before income taxes	432,201	63,580	(289,871)

Schedule of Total Assets from Segment

Total Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	1,289,099	1,261,016	1,468,481
Power Systems	919,676	1,067,072	1,026,637
Social Infrastructure & Industrial Systems	1,033,110	971,743	1,098,712
Electronic Systems & Equipment	867,741	820,700	829,126
Construction Machinery	1,000,793	927,482	840,693
High Functional Materials & Components	1,267,001	1,264,372	1,232,271
Automotive Systems	451,382	459,183	450,966
Components & Devices	592,992	585,999	640,824
Digital Media & Consumer Products	434,397	521,591	570,935
Financial Services	1,937,643	1,789,409	1,914,863
Others	1,344,356	1,374,882	1,612,556

Subtotal	11,138,190	11,043,449	11,686,064
Eliminations and Corporate assets	(1,952,561)	(2,078,985)	(2,282,355)

Total	9,185,629	8,964,464	9,403,709

Depreciation & Amortization
	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	76,082	80,589	113,780
Power Systems	20,239	24,386	23,032
Social Infrastructure & Industrial Systems	27,941	32,383	31,806
Electronic Systems & Equipment	19,154	21,598	15,827
Construction Machinery	42,606	41,807	38,534
High Functional Materials & Components	75,371	85,092	88,280
Automotive Systems	32,768	41,137	43,853
Components & Devices	55,984	65,730	85,760
Digital Media & Consumer Products	27,149	34,567	45,632
Financial Services	75,076	81,049	118,642
Others	37,590	42,954	45,012

Subtotal	489,960	551,292	650,158
Eliminations and Corporate items	7,809	6,470	6,765

Total	497,769	557,762	656,923

Impairment Losses for Long-Lived Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	473	353	15,752
Power Systems	—	136	82
Social Infrastructure & Industrial Systems	767	715	3,609
Electronic Systems & Equipment	4,605	624	961
Construction Machinery	3	119	—
High Functional Materials & Components	10,956	2,117	12,888
Automotive Systems	191	175	29,240
Components & Devices	16,561	18,611	12,022
Digital Media & Consumer Products	951	845	51,695
Financial Services	368	—	1,499
Others	295	1,501	652

Subtotal	35,170	25,196	128,400
Eliminations and Corporate items	—	—	—

Total	35,170	25,196	128,400

Capital Investment for Long-Lived Assets

	Yen (millions)
	2011	2010	2009
Information & Telecommunication Systems	79,907	65,976	91,665
Power Systems	12,163	34,704	31,155
Social Infrastructure & Industrial Systems	24,729	32,005	46,716
Electronic Systems & Equipment	20,874	15,728	17,894
Construction Machinery	40,689	73,874	76,651
High Functional Materials & Components	66,795	55,038	112,595
Automotive Systems	21,612	19,261	47,442
Components & Devices	60,150	41,240	63,582
Digital Media & Consumer Products	19,487	20,399	31,446
Financial Services	330,292	351,298	422,805
Others	43,952	34,768	46,027

Subtotal	720,650	744,291	987,978
Eliminations and Corporate items	(20,621)	(20,380)	(23,557)

Total	700,029	723,911	964,421

Schedule of Revenues Attributed to Geographical Areas

	Yen (millions)
	2011	2010	2009
Japan	5,269,259	5,313,790	5,861,448
Outside Japan
Asia	2,073,756	1,699,071	1,911,290
North America	781,139	729,698	899,550
Europe	760,011	824,697	904,425
Other Areas	431,642	401,290	423,656

Subtotal	4,046,548	3,654,756	4,138,921

Total	9,315,807	8,968,546	10,000,369

Schedule of Long-lived Assets Including Goodwill

	Yen (millions)
	2011	2010	2009
Japan	1,979,405	2,088,846	2,271,389
Asia	341,884	343,493	267,628
North America	158,684	157,113	163,630
Europe	112,350	111,105	107,478
Other Areas	16,651	15,717	12,280

Subtotal	2,608,974	2,716,274	2,822,405
Eliminations and Corporate items	30,314	21,580	26,636

Total	2,639,288	2,737,854	2,849,041